Stock Based Compensation Plans:	9 Months Ended
Sep. 30, 2017
Stock Based Compensation Plans: [Abstract]
Stock Based Compensation Plans:

Note 10.    Stock Based Compensation Plans:

Equity Incentive Plans

On June 27, 2012, the shareholders approved the 2012 Equity Incentive Plan (the "2012 Plan") to replace our previous equity incentive plans. On September 19, 2016, the Board approved an amendment and restatement of the 2012 Plan to increase the maximum number of shares issuable thereunder to 8,750,000, representing less than 10% of the issued and outstanding Class A Common Shares of the Company at such date. Such amendment was approved by the TSX Venture Exchange ("TSXV") on October 6, 2016.

As of September 30, 2017, there were 1,585,000 options available for grant. Grants are made for terms of up to ten years with vesting periods as required by the TSXV and as may be determined by a committee of the Board established pursuant to the 2012 Plan.

Stock option transactions for the nine months ended September 30, 2017 and 2016 are as follows:

	2017		2016
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	3,357,000	$ 2.84	5,643,500	$ 2.43
Options granted	5,277,500	3.15	-	-
Options exercised	(2,060,435)	2.88	(2,286,500)	1.83
Options expired	(1,469,500)	2.89	-	-
Options outstanding - end of period	5,104,565	$ 3.13	3,357,000	$ 2.84

Options exercisable - end of period	3,985,817	$ 3.14	3,357,000	$ 2.84

The following table relates to stock options at September 30, 2017:

	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.92	444,922	$1.92	$969,930	3.69	444,922	$1.92	$969,930	3.69
$2.69	125,000	$2.69	176,250	9.58	31,250	$2.69	44,063	9.58
$3.00	250,000	$3.00	275,000	0.70	250,000	$3.00	275,000	0.70
$3.15	3,544,643	$3.15	3,367,411	9.38	2,519,645	$3.15	2,393,662	9.38
$3.45	115,000	$3.45	74,750	0.31	115,000	$3.45	74,750	0.31
$3.89	100,000	$3.89	21,000	0.31	100,000	$3.89	21,000	0.31
$3.91	215,000	$3.91	40,850	6.53	215,000	$3.91	40,850	6.53
$4.02	310,000	$4.02	24,800	6.82	310,000	$4.02	24,800	6.82
$1.92 - $4.02	5,104,565	$3.13	$4,949,991	7.81	3,985,817	$3.14	$3,844,055	7.36

During the nine months ended September 30, 2017 and 2016, the Company granted 5,277,500 and NIL stock options, respectively. In the first nine months of 2017 and 2016 approximately 2.1 million and 2.3 million outstanding options were exercised, respectively for net proceeds to the Company of approximately $5.9 million and $4.1 million, respectively. The Company recorded non-cash compensation expense during the nine months ended September 30, 2017 and 2016 of $4,889,737 and $14,907, respectively for stock options granted in 2017 and prior periods.

The weighted average fair value of the options granted in the first nine months of 2017 was calculated at $1.04. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

2017
Risk free interest rate	1.22%
Expected term	2 years
Expected volatility	59%
Dividend yield	nil

The risk free interest rate is based on the US Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and projected post-vesting behavior. The expected volatility is based on historical volatility of the Company's stock over a period equal to the expected term of the option.

Retention Plan and Change of Control Agreements

The Company maintains the Gold Reserve Director and Employee Retention Plan.  Each unit (a "Retention Unit") granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A common share on the date the Retention Unit is granted or on the date any such participant becomes entitled to payment, whichever is greater. Units previously granted under the plan became fully vested upon the collection of proceeds from sale of the Mining Data and the Board of Director's agreement to distribute a substantial majority of the remaining proceeds to our shareholders.  In June 2017, as a result of the collection of proceeds related to the sale of the Mining Data, the Retention Units vested and in the third quarter of 2017 the Company paid $7.7 million to plan participants. As of September 30, 2017 there were no Retention Units outstanding.

The Company also maintains change of control agreements with certain officers and employees. A Change of Control is generally defined as one or more of the following: the acquisition by any individual, entity or group, of beneficial ownership of the Company of 25 percent of the voting power of the outstanding Common Shares; a change in the composition of the Board that causes less than a majority of the current directors of the Board to be members of the incoming board; reorganization, merger or consolidation or sale or other disposition of all or substantially all of the assets of the Company; liquidation or dissolution of the Company; or any other event the Board reasonably determines constitutes a Change of Control. As of September 30, 2017, in the event of a change of control, the amount payable under these agreements was approximately $17.6 million. None of this amount has currently been recognized as a change of control is not considered probable at this time.